SEGMENTS (Tables)	12 Months Ended
Nov. 30, 2024
Segment Reporting [Abstract]
Schedule of segments

	For the Year Ended November 30, 2024	For the Year Ended November 30, 2023
General and administrative expenses	$938,890	$1,673,108
Interest earned on the Trust Account	$1,123,400	$4,082,917